COMMITMENTS AND CONTINGENCIES - Additional Information (Details) ¥ in Thousands	Dec. 31, 2025 CNY (¥)
COMMITMENTS AND CONTINGENCIES
Accrual for unrecognized tax benefits and its interest	¥ 118,734